GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
GOODWILL AND INTANGIBLE ASSETS, NET
Schedule of changes in the carrying amount of goodwill

	Search and Portal	Taxi	Classifieds	Media Services	E-commerce	Total	Total
	RUB	RUB	RUB	RUB	RUB	RUB	$
Balance as of January 1, 2018	1,607	863	5,188	1,564	106	9,328	—
Goodwill acquired	641	42,799	—	—	—	43,440	—
Disposal due to Yandex.Market deconsolidation (Note 4)	—	—	—	—	(106)	(106)	—
Balance as of December 31, 2018	2,248	43,662	5,188	1,564	—	52,662	667.9
Goodwill acquired	295	—	—	—	—	295	3.7
Goodwill impairment (Note 2)	—	(762)	—	—	—	(762)	(9.7)
Foreign currency translation adjustment	4	—	6	—	—	10	0.2
Balance as of December 31, 2019	2,547	42,900	5,194	1,564	—	52,205	662.1

Schedule of intangible assets, net of amortization

	2018			2019
		Less:	Net		Less:	Net	Net
		Accumulated	carrying		Accumulated	carrying	carrying
	Cost	amortization	value	Cost	amortization	value	value
	RUB	RUB	RUB	RUB	RUB	RUB	$
Acquisition-related intangible assets:
Trade names and domain names	3,331	(803)	2,528	3,291	(1,233)	2,058	26.1
Customer relationships	6,108	(731)	5,377	6,108	(1,180)	4,928	62.5
Content and software	1,040	(554)	486	1,153	(832)	321	4.1
Supplier relationships	12	(7)	5	12	(12)	—	—
Workforce	276	(276)	—	276	(276)	—	—
Patents and licenses	52	(37)	15	52	(44)	8	0.1
Non-compete agreements	41	(34)	7	41	(40)	1	—
Total acquisition-related intangible assets:	10,860	(2,442)	8,418	10,933	(3,617)	7,316	92.8
Other intangible assets:
Technologies and licenses	7,937	(5,321)	2,616	7,316	(4,839)	2,477	31.4
Assets not yet in use	511	—	511	572	—	572	7.3
Total other intangible assets:	8,448	(5,321)	3,127	7,888	(4,839)	3,049	38.7
Total intangible assets	19,308	(7,763)	11,545	18,821	(8,456)	10,365	131.5

Schedule of estimated amortization expense over the next five years and thereafter for intangible assets

\
	Acquired	Other	Total
	intangible	intangible	intangible
	assets	assets	assets
	RUB	RUB	RUB	$
2020	982	1,197	2,179	27.6
2021	946	703	1,649	20.9
2022	901	366	1,267	16.1
2023	822	179	1,001	12.7
2024	745	32	777	9.9
Thereafter	2,920	—	2,920	37.0
Total	7,316	2,477	9,793	124.2